Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Operating expenses:
General and administrative	$ 1,604,922	$ 1,234	$ 1,960,195	$ 2,118	$ 15,722	$ 6,123
Total operating expenses	1,604,922	1,234	1,960,195	2,118	15,722	6,123
Loss from operations	(1,604,922)	(1,234)	(1,960,195)	(2,118)	(15,722)	(6,123)
Other income (expense):
Change in fair value of SAFE notes	(219,952)	(6,450)	(461,252)	(7,100)	13,550	(13,550)
Interest income	37	1,350	858	2,983	4	3,475
Net loss	$ (1,824,837)	$ (6,334)	$ (2,420,589)	$ (6,235)	$ (2,168)	$ (16,198)
Net loss per common share - basic	$ (0.54)	$ (0.00)	$ (0.88)	$ (0.00)	$ (0.004)	$ (0.008)
Net loss per common share - dilutive	$ (0.54)	$ (0.00)	$ (0.88)	$ (0.00)	$ (0.004)	$ (0.008)
Weighted average common shares outstanding - basic	3,383,919	1,662,024	2,735,263	1,382,299	614,647	2,031,421
Weighted average common shares outstanding - dilutive	3,383,919	1,662,024	2,735,263	1,382,299	614,647	2,031,421